Income Tax (Tables)	6 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consisted of the following:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Current income tax expenses	1,322,227	795,535
Deferred income tax benefit	(346,058)	(435,768)
Income tax expenses	976,169	359,767

Schedule of Income (Loss) Before Income Tax Expenses

Income (loss) before income tax expenses for the six months ended March 31, 2024 and 2025 is attributable to the following geographic locations:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Hong Kong	7,124,061	4,514,297
Foreign	3,975,977	(8,681,998)
Income before income tax expenses	11,100,038	(4,167,701)

Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount

The tax on the Group’s income before income tax expenses differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:

		For the Six Months Ended March 31,
		2024	2025
		HK$	HK$
Income tax expenses calculated at Hong Kong Profits Tax rate		1,831,508	(687,672)
Income not taxable for tax purposes		(1,268,395)	(104,596)
Expenses not deductible for tax purposes	(A)	598,351	11,082
Prior year true up		(20,295)	(197,255)
Effect of preferential tax rates in Hong Kong		(165,000)	(165,000)
Impact of different tax rates in other jurisdictions		—	1,503,208
Income tax expenses		976,169	359,767

(A)	Mainly relate to non-deductible listing expenses.

Schedule of Deferred Tax Assets and Liabilities, Net

Deferred tax assets and liabilities, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	18,447	—
Provision for allowance for credit loss	1,126,455	1,159,950
Operating lease liabilities	770,659	653,528
Total deferred tax assets	1,915,561	1,813,478
Net off against deferred tax liabilities	(1,707,859)	(1,601,725)
Net deferred tax assets	207,702	211,753

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,368,917)	(948,197)
Operating lease ROU assets, net	(770,659)	(653,528)
Total deferred tax liabilities	(2,139,576)	(1,601,725)
Net off against deferred tax assets	1,707,859	1,601,725
Net deferred tax liabilities	(431,717)	—

Schedule of Net Deferred Tax Assets (Liabilities)

A reconciliation of the movement in the beginning and ending net deferred tax assets (liabilities) is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Balance at beginning of the period	(50,156)	(224,015)
Deferred income tax benefit	346,058	435,768
Balance at end of the period	295,902	211,753